Total
Frontier MFG Global Plus Fund
Frontier MFG Global Plus Fund
Investment Objective.
The investment objective of the Frontier MFG Global Plus Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier MFG Global Plus Fund	Institutional Class	Service Class	Class Y
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier MFG Global Plus Fund		Institutional Class	Service Class	Class Y
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fee		none	0.15%	0.15%
Additional Other Expenses	[1]	0.07%	0.07%	0.07%
Total Other Expenses		0.07%	0.22%	0.22%
Total Annual Fund Operating Expenses	[2]	0.87%	1.02%	1.27%
Less: Fee Waiver/Expense Reimbursement	[3]	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	0.80%	0.95%	1.20%
[1]	Class Y shares had not commenced operations as of June 30, 2021. Accordingly, “Additional Other Expenses” for the Class Y shares are estimated based on other expenses of the Institutional Class shares of the Fund for the fiscal year ended June 30, 2021.
[2]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2021.
[3]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80%, 0.95% and 1.20% of the Fund’s average daily net assets attributable to the Institutional Class, Service Class and Class Y shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2023, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier MFG Global Plus Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	82	263	468	1,059
Service Class	97	310	549	1,235
Class Y	122	389	683	1,521

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of publicly-traded equity securities issued by U.S. and non-U.S. companies. Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and Real Estate Investment Trusts (“REITs”). Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), may reduce the 40% minimum investment amount to 30% if it deems market conditions to be unfavorable. In selecting securities for the Fund, MFG Asset Management seeks to identify high-quality companies at attractive prices while integrating an in-depth macroeconomic understanding in order to manage risk. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy. The Fund may invest in companies headquartered in China. These investments are generally made through securities listed as ADRs or GDRs in developed markets, common stock listings on Hong Kong exchanges, or through A-share listings on Chinese exchanges. The Fund will normally hold a limited number (generally 20 to 40) of companies, typically with a market capitalization in excess of U.S. $25 billion at the time of purchase. The Fund will typically hold up to 20% of its total assets in cash and cash equivalents. The Fund may have significant investments in the technology sector.

Principal Investment Risks.

Market Risks; Recent Market Events. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed travel and social behaviors, rising inflation and reduced consumer spending. While U.S. and global economies are recovering from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time. Continuing uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. During those periods, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Common Stocks Risks. Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

REIT Risks. A REIT’s share price may decline because of adverse developments affecting the underlying industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and the imposition of foreign withholding taxes.

Emerging Markets Risks. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	China Investing Risk. The Fund may invest in companies headquartered in China, including Hong Kong. Risks associated with investments in China include risks related to governmental policies and risks to the economy from trade or political disputes with China’s trading partners.

Currency Risks. The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

Non-Diversification Risks. The Fund is non-diversified, which means it may invest more of its assets in a smaller number of companies than funds that are diversified. Gains or losses on a single stock may have greater impact on the Fund than for other funds that invest in a greater number of companies.

Large Capitalization Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative, smaller competitors. Large-capitalization companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

ADR/GDR Risks. The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Sector Emphasis Risks. Sector emphasis risk is the possibility that investments within certain sectors may decline in price due to sector-specific economic developments.

Technology Sector Risk. To the extent that the Fund invests a significant portion of its assets in companies within the technology sector, there are risks that may affect technology companies. These risks include regulatory risks, the risk of a reduction in competitiveness and loss of market share, uncertainty regarding future revenue, and reputational or operational risks from significant data breaches or cyber-attacks.

Cash and Cash Equivalents Risk. Because the Fund typically holds cash and cash equivalents, the Fund risks achieving lower investment returns when the cash is not invested in securities that have appreciated in value, which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund can be potentially breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2021, through September 30, 2021, was 5.49%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

14.85% (2nd quarter, 2020)	(13.75)% (1st quarter, 2020)

Average Annual Total Returns (For the periods ended December 31, 2020)
Average Annual Returns - Frontier MFG Global Plus Fund	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, 5 Years [1]	Average Annual Returns, Since Inception	[1],[2]	Average Annual Returns, Inception Date [1]
Institutional Class	Return Before Taxes	10.28%	12.80%	10.79%		Mar. 23, 2015
Service Class	Return Before Taxes	10.16%		14.05%		May 09, 2016
After Taxes on Distributions | Institutional Class	Return After Taxes on Distributions	10.06%	11.71%	9.84%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	6.25%	9.89%	8.32%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes) | Institutional Class	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	15.90%	12.19%	9.49%		Mar. 23, 2015
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes) | Service Class	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	15.90%		13.27%		May 09, 2016
[1]	Class Y shares had not commenced operations as of December 31, 2020. Accordingly, the information provided represents returns of the Institutional Class and the Service Class.
[2]	The Institutional Class and the Service Class commenced operations on March 23, 2015, and May 9, 2016, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class and Class Y shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax-advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.